SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
EBP 016
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash
The Company maintains its cash in a bank money market account. The Company uses the balance in this account for transactions relating to diversification.

Basis of Accounting
The financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. As a result of management's resolution to terminate the Plan effective August 4, 2025 and liquidate the plan assets, as described in Note 1, the Plan changed its basis of accounting from the going concern basis to the liquidation basis for the year ended March 31, 2026. The liquidation basis of accounting presents assets at amounts expected to be realized in liquidation and liabilities at amounts expected to be paid. At March 31, 2026, there were no material differences between amounts presented on the liquidation basis and those that would have been presented on the going concern basis.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent liabilities. Actual results could differ from those estimates.

Benefit Payments
Benefits are recorded when paid.

Investment Valuation and Income Recognition
The common shares of the Company are valued at fair value on March 31, 2026 and 2025. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on assets bought and sold as well as held during the year.

Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statement of net assets available for benefits.

Administrative Expenses
Substantially all administrative expenses are paid by the Company.